Advances to suppliers - Allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Advances to suppliers [Line Items]
Balance at beginning of year	$ 5,731,281	$ 4,682,592
Change of allowance for doubtful accounts	(895,043)	1,286,997
Write off	(1,523,489)
Translation adjustments	387,141	(238,308)
Balance at end of year	3,699,890	5,731,281
Advances To Suppliers [Member]
Advances to suppliers [Line Items]
Balance at beginning of year	1,517,017	1,426,769
Change of allowance for doubtful accounts	(400,436)	162,859
Write off	(1,039,958)
Translation adjustments	102,472	(72,611)
Balance at end of year	$ 179,095	$ 1,517,017